UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:   BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 87.8%
Corporate — 1.2%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series B-1, AMT, 3.00%, 11/01/25 (a)	$4,025	$4,014,656
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,787,904

		6,802,560
County/City/Special District/School District — 28.9%
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/36	2,250	2,807,168
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,194,858
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,289,920
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,780,700
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,336,083
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,320,133
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	5,000	5,167,800
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,111,759
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (b)	2,500	3,158,825
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,164,068
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,659,175

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	$2,075	$2,334,562
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,185,440
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	8,140	9,533,568
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/34	7,490	8,440,032
Oxnard Union High School District California, GO, Refunding, Series A (NPFGC), 6.20%, 8/01/30	9,645	10,314,267
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39 (a)	2,715	3,114,214
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,226,040
5.63%, 8/01/18 (b)	4,500	5,097,600
Placentia-Yorba Linda Unified School District, GO, Refunding, 5.00%, 8/01/32	3,490	4,066,618
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,507,450
San Jose California Financing Authority, Series A, LRB, Convention Center Expansion & Renovation Project:
5.75%, 5/01/36	2,570	2,636,357
5.75%, 5/01/42	4,500	5,328,855
San Jose California Financing Authority, Refunding LRB:
Civic Center Project, 5.00%, 6/01/32	3,375	3,856,916
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	5,800	6,506,382
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,357,348
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,574,650

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	$5,600	$6,416,200
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/41	7,680	9,280,358
Washington Township Health Care District, GO, Series B, 5.00%, 8/01/45 (a)	2,500	2,800,350
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	7,223,587
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,456,930
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,880,775

		160,128,988
Education — 4.7%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,284,848
California State University, Refunding RB, Series C (NPFGC), 5.00%, 11/01/15 (b)	6,000	6,000,780
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,548,053
5.75%, 8/01/35	8,400	9,974,076
University of California, RB, 5.25%, 5/15/36	3,680	4,330,109

		26,137,866
Health — 10.6%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,146,200
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,779,235
Sutter Health, Series A, 5.25%, 11/15/46	6,970	7,213,880
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,118,127

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A:
6.00%, 7/01/34	$2,370	$2,715,499
6.00%, 7/01/39	5,500	6,278,635
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,000	6,078,480
Sutter Health, Series A, 6.00%, 8/15/42	4,750	5,604,335
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	928,301
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,160,872
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,920,522

		58,944,086
State — 8.1%
State of California, GO:
Various Purposes, 6.00%, 3/01/33	5,500	6,591,475
Various Purposes, 6.00%, 4/01/38	17,180	20,003,533
Various Purposes, 6.00%, 11/01/39	3,510	4,172,583
Refunding, 4.00%, 12/01/40	2,750	2,806,705
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,337,720
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,103,133

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/29	$3,365	$4,027,770

		45,042,919
Transportation — 15.8%
City & County of San Francisco Airports Commisson-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 5/01/40	3,785	4,126,748
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	11,173,156
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	860	864,119
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,570
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,518,500
2nd Series 34E (AGM), 5.75%, 5/01/25	3,500	3,852,065
2nd Series A, 5.25%, 5/01/33	1,900	2,153,916
Series A, 5.00%, 5/01/39	6,175	6,741,927
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,820,525
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,405,742
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,649,592
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,392,200
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	8,250	8,953,560

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of Sacramento California, ARB (continued):
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	$5,555	$6,178,937
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,234,490
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,125,335
Los Angeles Harbor Department, RB, Series B:
5.25%, 8/01/34	5,530	6,251,997
5.25%, 8/01/39	2,760	3,120,346

		87,552,725
Utilities — 18.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,863,250
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,160,160
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,314,860
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,582,400
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/31	6,280	7,169,625
5.00%, 11/01/36	5,335	6,168,594
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	10,000	11,548,400
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	4,895	5,334,130

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	$4,000	$4,762,520
East Bay California Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/30	5,000	5,762,950
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A (NPFGC), 5.00%, 6/01/17 (b)	3,000	3,214,560
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,748,500
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	5,000	5,490,200
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,985,650
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	2,000	2,266,980

		102,372,779
Total Municipal Bonds — 87.8%		486,981,923

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 70.8%
County/City/Special District/School District — 29.9%
Arcadia Unified School District California, GO, Election of 2006, Series A (AGM), 5.00%, 8/01/37	7,925	8,315,905
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	10,929,100
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,707,342
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	12,150	12,914,356

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Series A (b):
Election of 2001 (AGM), 5.00%, 8/01/17	$12,000	$12,943,560
Election of 2001 (NPFGC), 5.00%, 8/01/17	26,438	28,516,292
Election of 2003, Series F-1, 5.00%, 8/01/18	12,000	13,385,520
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/19 (b)	9,596	11,384,458
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,633,000
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,270,652
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/16 (b)	10,000	10,357,500
San Diego County Water Authority Financing Corp., Refunding, Series A:
5.00%, 5/01/18 (b)	1,412	1,567,933
5.00%, 5/01/33	7,098	7,716,562
West Valley-Mission Community College District, GO, Election of 2012, Series A, 4.00%, 8/01/40	17,000	17,825,520

		165,467,700
Education — 15.1%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,617,440
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/16 (b)	8,000	8,285,360
Series AM, 5.25%, 5/15/44	9,210	10,648,418
Series O, 5.75%, 5/15/19 (b)	11,190	13,060,222
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,001	14,871,174
Series I, 5.00%, 5/15/40	21,105	24,113,911

		83,596,525

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Health — 8.0%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 8/15/43 (a)	$20,000	$22,513,600
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	21,955,627

		44,469,227
Transportation — 1.1%
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,131,180
Utilities — 16.7%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	6,000	6,731,940
5.00%, 5/01/46	13,500	15,060,465
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,380	4,927,018
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,361,485
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,201,421
Country of San Mateo Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,336,090
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (b)	7,990	8,564,321

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Utilities (continued)
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	$13,525	$14,418,312
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	10,182,016

		92,783,068
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 70.8%		392,447,700
Total Long-Term Investments (Cost — $820,123,108) — 158.6%		879,429,623

Short-Term Securities — 3.9%	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	21,662,840	21,662,840
Total Short-Term Securities (Cost — $21,662,840) — 3.9%		21,662,840
Total Investments (Cost — $841,785,948*) — 162.5%		901,092,463
Liabilities in Excess of Other Assets — (0.2)%		(708,267)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.3)%		(179,282,656)
VRDP Shares, at Liquidation Value — (30.0)%		(166,500,000)

Net Assets Applicable to Common Shares — 100.0%		$554,601,540

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$662,197,405

Gross unrealized appreciation	$60,336,761
Gross unrealized depreciation	(702,268)

Net unrealized appreciation	$59,634,493

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

(d)	Represents the current yield as of period end.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF California Municipal Money Fund	12,279,624	9,383,216	21,662,840	$1

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(36)	5-Year U.S. Treasury Note	December 2015	$4,311,844	$47,629
(43)	10-Year U.S. Treasury Note	December 2015	$5,490,562	72,433
(20)	Long U.S. Treasury Bond	December 2015	$3,128,750	52,821
(6)	U.S. Ultra Bond	December 2015	$958,500	17,280
Total				$190,163

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$879,429,623	—	$879,429,623
Short-TermSecurities	$21,662,840	—	—	21,662,840

Total	$21,662,840	$879,429,623	—	$901,092,463

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$190,163	—	—	$190,163
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$183,750	—	—	$183,750
Liabilities:
TOB Trust Certificates	—	$(179,260,565)	—	(179,260,565)
VRDP Shares	—	(166,500,000)	—	(166,500,000)

Total	$183,750	$(345,760,565)	—	$(345,576,815)

During the period ended October 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 22, 2015